Bank Loan (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Apr. 10, 2023	Jul. 04, 2022	Apr. 12, 2021	Dec. 31, 2022	Dec. 31, 2023
China CITIC Bank [Member]
Bank Loan [Line Items]
Line of credit facility, maximum borrowing capacity	¥ 80,000
Line of credit facility, initiation date	Apr. 10, 2024
Term loan agreement interest rate	4.95%
Borrowing amount				¥ 60,000
Guangdong Development Bank [Member]
Bank Loan [Line Items]
Line of credit facility, maximum borrowing capacity		¥ 60,000
Line of credit facility, initiation date		Jul. 03, 2024
Term loan agreement interest rate		4.65%
Borrowing amount					¥ 27,970
China CITIC Bank One [Member]
Bank Loan [Line Items]
Line of credit facility, maximum borrowing capacity			¥ 60,000
Line of credit facility, initiation date			Apr. 08, 2022
Term loan agreement interest rate			4.65%
Borrowing amount				59,065
Repaid term loan				58,348	1,542
Remaining balance				1,542
Guangdong Development Bank One [Member]
Bank Loan [Line Items]
Line of credit facility, maximum borrowing capacity		¥ 60,000
Line of credit facility, initiation date		Jul. 03, 2023
Term loan agreement interest rate		4.65%
Borrowing amount				¥ 32,030
Repaid term loan					¥ 32,030